Financial Instruments - Summary of Cash Flows Hedge Exposures (Detail) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Net sales trade receivables and borrowings [member] | Foreign exchange currency risk [member]
Disclosure of detailed information about hedged items [line items]
Remained balances of cash flow hedge reserve from which reserve from which hedge accounting is not applied	$ 0	$ 0
Purchase of stock [member] | Foreign exchange currency risk [member]
Disclosure of detailed information about hedged items [line items]
Cash flow hedge reserve	1
Cash flow hedge costs	22	11
Remained balances of cash flow hedge reserve from which reserve from which hedge accounting is not applied	0	0
Interest rate hedging instruments [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Remained balances of cash flow hedge reserve from which reserve from which hedge accounting is not applied	$ 0	$ 0